Investment Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investment Securities
Investment Securities

Note 10: Investment Securities

The majority of the Company’s investment securities are a component of settlement assets and represent the investment of funds received by the Company from prior sales of payment instruments (official checks and financial institution money orders) by authorized agents. The Company’s investment securities, excluding those classified as cash equivalents, within current settlement assets primarily consisted of municipal obligations as of September 30, 2013 and December 31, 2012.  The Company’s long-term settlement assets were primarily comprised of student loan auction rate securities (“SLARS”) and municipal obligations as of September 30, 2013 and December 31, 2012. Realized gains and losses and other-than-temporary impairments (“OTTI”) on investments classified as settlement assets are recorded in the “Product sales and other” line item of the Consolidated Statements of Operations. The Company carried other investments, primarily cost method investments, which are included in the “Other current assets” and “Other long-term assets” line items of the Consolidated Balance Sheets and are discussed further below. Realized gains and losses on these investments are recorded in the “Other income (expense)” line item of the Consolidated Statements of Operations described in Note 2 of these Consolidated Financial Statements.

The principal components of the Company’s investment securities are as follows:

(in millions)	Cost (a)	Gross Unrealized Gain	Gross Unrealized (Loss) excluding OTTI (b)	OTTI Recognized in OCI (b)(c)	Fair Value (d)
As of September 30, 2013
Student loan auction rate securities	$12.8	$0.8	$—	$—	$13.6
Corporate bonds	6.1	—	—	—	6.1
State and municipal obligations	57.3	—	—	—	57.3
Preferred stock	0.1	1.9	—	—	2.0
Total available-for-sale securities	76.3	2.7	—	—	79.0
Cost method investments	9.1	—	—	—	9.1
Totals	$85.4	$2.7	$—	$—	$88.1

As of December 31, 2012
Student loan auction rate securities	$37.6	$1.2	$—	$—	$38.8
Corporate bonds	6.6	—	—	—	6.6
State and municipal obligations	134.5	—	(0.1)	—	134.4
Preferred stock	0.1	0.5	—	—	0.6
Total available-for-sale securities	178.8	1.7	(0.1)	—	180.4
Cost method investments	13.4	—	—	—	13.4
Totals	$192.2	$1.7	$(0.1)	$—	$193.8

(a)                  Represents amortized cost for debt securities.

(b)                  “OTTI” refers to other-than-temporary impairments.

(c)                   For debt securities, represents the fair value adjustment excluding that attributable to credit losses.

(d)                  Represents cost for cost method investments.

The following table presents the gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		More than 12 months			Total
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Total Fair Value	Unrealized Losses
As of December 31, 2012
State and municipal obligations (a)	$45.3	$—	$0.1	$—	$45.4	$(0.1)

(a)                  Unrealized losses less than and greater than 12 months are less than $50,000, respectively.

All of the above investments, with the exception of cost method investments, were classified as available-for-sale. The Company uses specific identification to determine the cost of a security sold and the amount of gains and losses reclassified out of other comprehensive income (“OCI”) into the Consolidated Statements of Operations. Unrealized gains and losses on investments carried at fair value are included as a separate component of OCI, net of any related tax effects.

The following table presents additional information regarding available-for-sale securities:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Proceeds from sales (a)	$91.4	$104.2	$257.0	$271.9
Purchases	$29.5	$51.8	$142.3	$142.5
Gross realized gains included in earnings as a result of sales (a)	$0.3	$1.1	$1.3	$4.3
Net unrealized gains included in OCI, net of tax	$0.3	$—	$2.2	$2.6
Net gains reclassified out of OCI into earnings, net of tax	$0.2	$0.8	$1.2	$2.8

(a)                  Includes activity resulting from sales, maturities and redemptions.

The following table presents maturity information for the Company’s investments in debt securities as of September 30, 2013:

(in millions)	Fair Value
Due within one year	$59.8
Due after one year through five years	3.5
Due after 10 years	13.7
Total debt securities	$77.0

The Company also maintained investments in non-marketable securities, held for strategic purposes (collectively referred to as “cost method investments”) which are carried at cost and included in “Other long-term assets” in the Company’s Consolidated Balance Sheets. These investments are evaluated for impairment upon an indicator of impairment such as an event or change in circumstances that may have a significant adverse effect on the fair value of the investment. As of September 30, 2013, there were no indicators of impairment. During the three months ended September 30, 2012, the Company recognized an impairment of $8.7 million related to a cost method investment due to uncertainty regarding the investee’s viability as a going concern. Where there are no indicators of impairment present, the Company estimates the fair value for the cost method investments only if it is practicable to do so. As of September 30, 2013, it was deemed impracticable to estimate the fair value on $3.8 million of cost method assets due to the lack of sufficient data upon which to develop a valuation model and the costs of obtaining an independent valuation in relation to the size of the investments.

Note 5: Investment Securities

        The majority of the Company's investment securities are a component of settlement assets and represent the investment of funds received by the Company from prior sales of payment instruments (official checks and financial institution money orders) by authorized agents. The Company's investment securities, excluding those classified as cash equivalents, within current settlement assets primarily consisted of municipal obligations as of December 31, 2012 and of municipal obligations and corporate bonds as of December 31, 2011. The Company's long-term settlement assets were primarily comprised of student loan auction rate securities ("SLARS") as of December 31, 2012 and of SLARS and U.S. Government guaranteed securities as of December 31, 2011. Realized gains and losses and OTTI on investments classified as settlement assets are recorded in the "Product sales and other" line item of the Consolidated Statements of Operations. The Company carried other investments, primarily cost method investments, which are included in the "Other current assets" and "Other long-term assets" line items of the Consolidated Balance Sheets and are discussed further below. Realized gains and losses on these investments are recorded in the "Other income (expense)" line item of the Consolidated Statements of Operations described in Note 9 of these Consolidated Financial Statements.

        The principal components of the Company's investment securities are as follows:

(in millions)	Cost(a)	Gross Unrealized Gain	Gross Unrealized (Loss) excluding OTTI(b)	OTTI Recognized in OCI(b)/(c)	Fair Value(d)
As of December 31, 2012
Student loan auction rate securities	$37.6	$1.2	$—	$—	$38.8
Corporate bonds	6.6	—	—	—	6.6
State and municipal obligations	134.5	—	(0.1)	—	134.4
Other	0.1	0.5	—	—	0.6

Total available-for-sale securities	178.8	1.7	(0.1)	—	180.4

Cost method investments	13.4	—	—	—	13.4

Totals	$192.2	$1.7	$(0.1)	$—	$193.8

As of December 31, 2011
Student loan auction rate securities	$169.3	$1.2	$—	$—	$170.5
Corporate bonds	10.3	—	(0.1)	—	10.2
State and municipal obligations	96.0	—	—	—	96.0
U.S. Government guaranteed securities	10.0	—	—	—	10.0
Other	0.1	0.4	—	—	0.5

Total available-for-sale securities	285.7	1.6	(0.1)	—	287.2

Cost method investments	23.7	—	—	—	23.7

Totals	$309.4	$1.6	$(0.1)	$—	$310.9

(a)
Represents amortized cost for debt securities.

(b)
"OTTI" refers to other-than-temporary impairments.

(c)
For debt securities, represents the fair value adjustment excluding that attributable to credit losses.

(d)
Represents cost for cost method investments.

        The following table presents the gross unrealized losses and fair value of the Company's investments with unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		More than 12 months
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Total Fair Value	Total Unrealized Losses
As of December 31, 2012
State and municipal obligations(a)	$45.3	$—	$0.1	$—	$45.4	$(0.1)
As of December 31, 2011
Corporate bonds	$10.2	$(0.1)	$—	$—	$10.2	$(0.1)
(a)
Unrealized losses less than and greater than 12 months are less than $50,000, respectively.

        All of the above investments, with the exception of cost method investments, were classified as available-for-sale. The Company uses specific identification to determine the cost of a security sold and the amount of gains and losses reclassified out of OCI into the Consolidated Statements of Operations. Unrealized gains and losses on investments carried at fair value are included as a separate component of OCI, net of any related tax effects.

        The following table presents additional information regarding available-for-sale securities:

	Year ended December 31,
(in millions)	2012	2011	2010
Proceeds from sales(a)	$156.6	$283.2	$138.1
Purchases	$194.1	$269.7	$44.4
Gross realized gains included in earnings as a result of sales(a)	4.4	3.6	6.2
Gross realized (losses) included in earnings as a result of sales(a)	—	(2.9)	(3.3)
Gross losses included in earnings as a result of impairment(b)	—	(5.2)	(28.2)
Net unrealized gains or (losses) included in OCI, net of tax	2.9	(2.0)	7.7
Net gains or (losses) reclassified out of OCI into earnings, net of tax	2.7	(2.8)	(19.8)
(a)
Includes activity resulting from sales, redemptions, liquidations and related matters.

(b)
In the fourth quarter of 2010, due to new and existing state laws and regulations as well as the Company's changing views of its use of capital, the Company determined it could no longer assert that it will not more likely than not be required to sell the SLARS prior to the recovery of their fair value to amortized cost.

        In January 2013, the company sold approximately $21 million of its holdings in SLARS resulting in a realized gain of $1.0 million.

        The following table presents maturity information for the Company's investments in debt securities as of December 31, 2012:

(in millions)	Fair Value
Due within one year	$125.6
Due after one year through five years	15.3
Due after five years through 10 years	—
Due after 10 years	38.9

Total debt securities	$179.8

        The Company also maintained investments in non-marketable securities, held for strategic purposes (collectively referred to as "cost method investments") which are carried at cost and included in "Other long-term assets" in the Company's Consolidated Balance Sheets. These investments are evaluated for impairment upon an indicator of impairment such as an event or change in circumstances that may have a significant adverse effect on the fair value of the investment. During the third quarter of 2012, the Company recognized an impairment of $8.7 million related to a cost method investment due to uncertainty regarding the investee's viability as a going concern. Where there are no indicators of impairment present, the Company estimates the fair value for the cost method investments only if it is practicable to do so. As of December 31, 2012, it was deemed impracticable to estimate the fair value on $8.0 million of cost method assets due to the lack of sufficient data upon which to develop a valuation model and the costs of obtaining an independent valuation in relation to the size of the investments.